PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 15, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Payments to Acquire Property, Plant, and Equipment					$ 3,519
Depreciation		$ 758	$ 9,681	9,936	$ 24,889
Disposal of equipment	$ 119,819
Sale of equipment	65,000			65,000
Loss on sale of assets	$ 18,387			$ 18,387